Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Intangible Assets

	30 June 2024					31 December 2023
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	38 332	2 219	5 379	150	46 080	44 170
Effect of movements in foreign exchange	(731)	(89)	(280)	(22)	(1 122)	957
Acquisitions through business combinations	-	-	-	-	-	15
Acquisitions and expenditures	-	343	208	7	558	838
Disposals through sale and derecognition	-	(19)	(30)	(1)	(50)	(67)
Transfer (to)/from other asset categories and other movements¹	94	23	157	(22)	252	166
Balance at end of period	37 695	2 477	5 434	112	45 718	46 080

Amortization and impairment losses
Balance at end of previous year	(94)	(1 388)	(3 219)	(93)	(4 794)	(3 961)
Effect of movements in foreign exchange	-	73	167	10	250	(191)
Amortization	-	(86)	(313)	(14)	(413)	(711)
Impairment	-	-	(13)	-	(13)	(31)
Disposals through sale and derecognition	-	19	29	1	49	60
Transfer to/(from) other asset categories and other movements¹	-	(47)	(61)	14	(94)	39
Balance at end of period	(94)	(1 430)	(3 411)	(81)	(5 015)	(4 794)

Carrying value
at 31 December 2023	38 239	830	2 160	57	41 286	41 286
at 30 June 2024	37 601	1 047	2 024	31	40 703

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.